INSURANCE AND UNDERWRITING RESULT (Tables)	12 Months Ended
Dec. 31, 2023
INSURANCE AND UNDERWRITING RESULT [Abstract]
Insurance and Reinsurance
a)	The insurance and reinsurance result consists of the following:

	2023	2022
	S/(000)	S/(000)
Contracts measured under BBA and VFA (b)	226,125	211,323
Contracts measured under PAA	3,629,283	3,321,947
Income from the Insurance Service	3,855,408	3,533,270
Claims incurred and adjustments related to past claims incurred and other insurance service expenses	(2,232,672)	(2,122,652)
Losses in onerous contracts and reversal of losses	(17,181)	(92,530)
Others	(3,134)	(15,741)
Insurance Service Expenses	(2,252,987)	(2,230,923)
Insurance Service Result	1,602,421	1,302,347

	2023	2022
	S/(000)	S/(000)
Variation in incurred claim provision - pending Claims - Reinsurance	448,500	317,110
Adjustment changes of incurred claim provision - RA - Reinsurance	(9)	–
Income from reinsurance recoveries	448,491	317,110

Premiums assigned to the reinsurance period	(839,812)	(778,009)
Expenses for assigning the premiums paid to the reinsurer	(839,812)	(778,009)
Reinsurance result	(391,321)	(460,899)

Contracts Measured under Insurance Service
b)	The result of the contracts measured under BBA and VFA of the insurance service is detailed below:

	2023	2022
	S/(000)	S/(000)
Amounts related to changes in liabilities for the remaining coverage:
CSM recognized for services provided	128,639	131,588
Change in risk adjustment for non-financial risk	12,357	15,982
Expenses for insurance services and expected claims occurred	81,995	65,329
Cash recovery for the purchase of insurance	3,134	(1,576)
Contracts measured under BBA and VFA	226,125	211,323

Onerous and Non-onerous Contracts
c)	The impact of new business for onerous and non-onerous contracts is detailed below:

	2023
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	21,123	85,120	106,243
Claims and other directly attributable expenses	135,905	658,515	794,420
Estimates of the present value of future inflows	(138,467)	(856,323)	(994,790)
Risk adjustment for non-financial risk	1,913	6,225	8,138
CSM	–	106,463	106,463
Impact on provisions for contracts recognized in the period	20,474	–	20,474

	2022
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	14,022	72,277	86,299
Claims and other directly attributable expenses	165,170	468,718	633,888
Estimates of the present value of future inflows	(167,263)	(668,931)	(836,194)
Risk adjustment for non-financial risk	2,562	7,569	10,131
CSM	–	120,367	120,367
Impact on provisions for contracts recognized in the period	14,491	–	14,491

Contractual Service Margin in Loss Component
d)	Below, we present the estimate of the release of CSM considering the reversals of the loss component:

	2023	2022
	S/(000)	S/(000)
One year	113,378	115,614
Two years	115,736	148,085
Three years	116,736	164,542
Four years	117,284	165,924
Five years	114,531	152,654
from 6 to 10 years	494,953	413,518
Older than 10 years	1,011,435	217,278
Total	2,084,053	1,377,615

Fair Value of Underlying Assets
e)	The fair value of the underlying assets is as follows:

	2023	2022
	S/(000)	S/(000)
IL Controlled	91,502	84,570
IL Controlled Soles	186,879	187,088
IL Balanced	79,671	72,059
IL Balanced II	382,326	370,484
IL Global Balanced	87,527	75,301
IL Capitalized	1,433	328
IL Capitalized II	259	190
IL Global Growth	1,073	198
IL Sustainable Capitalization	804	–

Contractual Service Margin for Insurance Contract Portfolios
f)	The impact in the current period of the transition approaches adopted to establish CSM for insurance contract portfolios is revealed in the following table:

	2023	2022
	S/(000)	S/(000)
CSM at the beginning of the period	992,527	1,251,473
Changes related to future service	(11,385)	(181,050)
Changes related to the current service	(74,030)	(77,896)
CSM at the end of the period	907,112	992,527

Insurance Premiums Earned
g)	Below is the composition of the net premiums earned as of December 31, 2021 under IFRS 4:

	Gross written premiums	Technical reserve adjustment	Total gross written premiums (*)	Premiums ceded to reinsurers and co-insurers, net (**)	Results of financial assets designated at fair value through profit and loss,	Total Net premiums earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Life insurance	2,508,154	(890,216)	1,617,938	(214,636)	54,663	1,457,965
Health insurance	630,790	(30,457)	600,333	(15,078)	–	585,255
General insurance	1,140,478	(3,176)	1,137,302	(508,992)	–	628,310
Total	4,279,422	(923,849)	3,355,573	(738,706)	54,663	2,671,530

(*)	Gross written premiums by insurance type are described below:
(**)	”Premiums ceded to reinsurers and coinsurers, net” include:

2021
S/(000)
Premiums ceded for automatic contracts (mainly excess of loss)	(355,356)
Premiums ceded for facultative contracts,	(392,346)
Annual variation of reserve risk in progress of premiums ceded	8,996
(738,706)

Gross Written Premiums by Insurance Type
(*)	Gross written premiums by insurance type are described below:

	2021
	S/(000)%
Life insurance (i)	1,617,938	48.22
Health insurance (ii)	600,333	17.89
General insurance (iii)	1,137,302	33.89
Total	3,355,573	100.00

(i)	The breakdown of life insurance gross written premiums is as follows:

	2021
	S/(000)%
Disability and survival (*)	645,194	39.88
Credit life	593,370	36.67
Individual life (**)	119,220	7.37
Group life	150,777	9.32
Annuities	109,377	6.76
Total	1,617,938	100.00

(*)	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)	Individual life insurance premiums include Investment Link insurance contracts.

(ii)	Gross health insurance premiums include medical assistance that amounts to S/519.8 million and represents 86.59 percent in this line of business as of December 31, 2021

(iii)	General insurance gross written premiums consist of the following:

	2021
	S/(000)%
Automobile	334,939	29.45
Fire and allied lines	311,048	27.35
Theft and robbery	110,815	9.74
Third party liability	109,907	9.66
Transport	58,300	5.13
Technical lines (*)	63,792	5.61
Marine Hull	29,414	2.59
SOAT (Mandatory automobile line)	25,662	2.26
Aviation	38,275	3.37
Others	55,150	4.84
Total	1,137,302	100.00

(*)	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).

Components of Insurance Claims
h)	Below are the claims incurred by life, general and health insurance contracts as of December 31, 2021 under IFRS 4:

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Gross claims	2,183,789	375,162	325,307	2,884,258
Ceded claims	(406,494)	(120,546)	(15,301)	(542,341)
Net insurance claims	1,777,295	254,616	310,006	2,341,917